SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures
Net Change in Working Capital

For the years ended December 31,	2021	2020
Net (increase) decrease in:
Trade and other receivables	$6.0	$3.0
Inventories	(12.1)	(21.6)
Other assets	2.8	(16.8)
Net increase (decrease) in:
Trade and other payables	(2.8)	(10.7)
Other liabilities	(27.2)	(6.7)
Movement in above related to foreign exchange	(9.0)	(18.1)
Net change in working capital(i)	$(42.3)	$(70.9)
(i)Change in working capital is net of items related to Property, Plant and Equipment.

Cash and Cash Equivalents

As at December 31,	2021	2020
Cash at bank	$523.8	$485.8
Bank short-term deposits	1.2	165.4
Total cash and cash equivalents(i)(ii)	$525.0	$651.2
(i)Cash and cash equivalents consist of cash on hand, cash on deposit with banks, bank term deposits and highly liquid short-term investments with terms of less than 90 days from the date of acquisition.
(ii)The cash and cash equivalents disclosed above and in the consolidated statement of cash flows include $217.3 million (December 31, 2020: $223.1 million) that are held by the MARA Project. These deposits are to be used specifically by the MARA Project and are therefore, not available for general use by the other entities within the consolidated Company.

Other Non-Cash Expenses, net

For the years ended December 31,	2021	2020
Loss on disposal and write-down of assets	$2.1	$13.7
Amortization of union negotiation bonuses	11.1	11.4
Provision on indirect taxes	(3.4)	(5.9)
Other expenses	10.9	9.5
Total non-cash expenses, net	$20.7	$28.7

Changes in Liabilities Arising from Financing Activities

The table below details changes in the Company’s liabilities arising from financing activities. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

	2021			2020
	Debt	Accrued interest(i)	Lease liabilities	Debt	Accrued interest(i)	Lease liabilities
At January 1,	$993.8	$4.1	$35.2	$1,047.9	$4.0	$43.5
Changes from financing cash flows
Debt issued	495.2	—	—	200.0	—	—
Debt repayments	(719.0)	—	—	(256.2)	—	—
Interest paid	—	(40.5)	(6.7)	—	(51.4)	(3.5)
Payment of lease liabilities	—	—	(19.2)	—	—	(17.1)
Other changes
Interest expense	—	42.7	6.7	—	51.9	3.5
Capitalized interest	—	(0.9)	—	—	—	—
New leases	—	—	52.2	—	—	8.6
Other	2.8	0.4	(4.4)	2.1	(0.4)	0.2
At December 31,	$772.8	$5.8	$63.8	$993.8	$4.1	$35.2
(i)    Included in Note 25: Trade and Other Payables.
Non-cash investing and financing activities

Key non-cash investing and financing activities disclosed in other notes are:
•Full or partial settlement of asset acquisition transactions – Note 6
•Full or partial consideration received on disposal transactions – Note 6
•Exchange of non-monetary assets (Agua Rica – Alumbrera Integration transaction) – Note 6
•Dividends satisfied by the issue of shares under the dividend reinvestment plan – Note 30
•Acquisition of right-of-use assets – Note 34